Taxes on Income (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Corporate tax rate			23.00%	24.00%	25.00%
Carry forward losses			$ 164,900	$ 144,900
2017 [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Corporate tax rate			24.00%
2018 and Thereafter [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Corporate tax rate			23.00%
2014 and Thereafter [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Corporate tax rate			16.00%
Top of Range [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Corporate tax rate	25.00%	26.50%
Bottom of Range [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Corporate tax rate	23.00%	25.00%